Shareholders’ Deficit - Schedule of Non-Vested Options Issued (Details) - Stock Options [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Vested Options Issued [Line Items]
Shares, Nonvested at beginning of period	13,500	10,731	10,731
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 4.72	$ 6.14	$ 6.14
Shares, Granted	75,000	48,050	48,049
Weighted Average Grant Date Fair Value, Granted	$ 1.53	$ 4.09	$ 4.09
Shares, Vested	(43,000)	(37,322)	(37,322)
Weighted Average Grant Date Fair Value, Vested	$ (2)	$ (4.11)	$ (4.11)
Shares, Forfeited		(7,833)	(7,958)
Weighted Average Grant Date Fair Value, Forfeited		$ (5.62)	$ (5.66)
Shares, Nonvested at end of period	45,500	13,626	13,500	10,731
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 2.04	$ 4.75	$ 4.72	$ 6.14
Previously Reported [Member]
Schedule of Non-Vested Options Issued [Line Items]
Shares, Nonvested at beginning of period		10,731	10,731	22,604
Weighted Average Grant Date Fair Value, Nonvested at beginning of period		$ 0.06	$ 0.06	$ 8
Shares, Granted				4,938
Weighted Average Grant Date Fair Value, Granted				$ 5
Shares, Vested				(12,646)
Weighted Average Grant Date Fair Value, Vested				$ (7)
Shares, Forfeited				(4,165)
Weighted Average Grant Date Fair Value, Forfeited				$ (11)
Shares, Nonvested at end of period				10,731
Weighted Average Grant Date Fair Value, Nonvested at end of period				$ 0.06